Other Non-Current Assets	6 Months Ended
Jun. 30, 2023
Other Non-current Assets [Abstract]
OTHER NON-CURRENT ASSETS

8. OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	December 31,	June 30,
	2022	2023
Private clouds in construction	$13,629	$16,881
Prepayment for equipment	794	386
	$14,423	$17,267

Other non-current assets primarily consisted of externally purchased private clouds under construction, which are construction in progress and were not available for use as of December 31, 2022 and June 30, 2023.